Financial Instruments and Risk Management - Schedule of Financial Instruments and Fair Value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024		Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	R$ 8,072		R$ 6,540
Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(16,198)		(13,920)
Financial assets at fair value	(15,842)		(13,920)
Derivative Financial Instrument Assets Swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets			368
Financial assets at fair value			368
Concession Of Distribution Infrastructure [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	2,807		1,920
Financial assets at fair value	2,807		1,920
Indemnifiable Receivable Generation [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	871		784
Financial assets at fair value	871		784
Loans and debentures [member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(12,280)		(9,831)
Financial assets at fair value	(11,934)		(9,831)
Debt With Pension Fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets			(90)
Financial assets at fair value			(90)
Deficit Of Pension fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(494)		(521)
Financial assets at fair value	(484)		(521)
Concessions Payable [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(27)		(28)
Financial assets at fair value	(27)		(28)
Suppliers [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(2,952)		(3,017)
Financial assets at fair value	(2,952)		(3,017)
Leasing Transactions [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(429)		(433)
Financial assets at fair value	(429)		(433)
Sector Financial Liabilities [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(16)
Financial assets at fair value	(16)
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	10,661		9,369
Financial assets at fair value	10,661		9,369
Financial assets at amortised cost, class [member] | Securities Cash Investments One [Member]
Disclosure of financial assets [line items]
Financial assets	142	[1]	11
Financial assets at fair value	142		11
Financial assets at amortised cost, class [member] | Accounts Receivable From Customers And Traders Concession Holders Transmission Service [Member]
Disclosure of financial assets [line items]
Financial assets	5,850		5,477
Financial assets at fair value	5,850		5,477
Financial assets at amortised cost, class [member] | Restricted Cash [Member]
Disclosure of financial assets [line items]
Financial assets	235		31
Financial assets at fair value	235		31
Financial assets at amortised cost, class [member] | Accounts Receivable From The State Of Minas Gerais [Member]
Disclosure of financial assets [line items]
Financial assets	40		13
Financial assets at fair value	40		13
Financial assets at amortised cost, class [member] | Concession Financial Assets C V A Account And Other Financial Components [Member]
Disclosure of financial assets [line items]
Financial assets	1,296		806
Financial assets at fair value	1,296		806
Financial assets at amortised cost, class [member] | Concession Grant Fee Generation Concessions [Member]
Disclosure of financial assets [line items]
Financial assets	3,098		3,031
Financial assets at fair value	3,098		3,031
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	16,319		14,546
Financial assets at fair value	16,319		14,546
Financial assets at fair value through profit or loss, category [member] | Cash Equivalents Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	1,629	[2]	1,342
Financial assets at fair value	1,629		1,342
Financial assets at fair value through profit or loss, category [member] | Bank Certificates Of Deposit [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets			74
Financial assets at fair value			74
Financial assets at fair value through profit or loss, category [member] | Bank Financial Notes [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	279		475
Financial assets at fair value	279		475
Financial assets at fair value through profit or loss, category [member] | Marketable securities - treasury financial notes [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	72		214
Financial assets at fair value	72		214
Marketable Securities [Member]
Disclosure of financial assets [line items]
Financial assets	1,980		2,105
Financial assets at fair value	1,980		2,105
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	5,658		5,177
Financial assets at fair value	R$ 5,658		R$ 5,177

[1]	The book value represents the approximate fair value amount, except for loans, debentures and pension fund deficit equalization in relation to the amounts as of December 31, 2024.
[2]	The fair value presented is net of the transaction costs and anticipated resources presented in note 20.